Consolidated Statements of Cash Flows (Unaudited) (USD $)	3 Months Ended	4 Months Ended	3 Months Ended	6 Months Ended
	Jun. 30, 2013 Successor [Member]	Apr. 30, 2013 RMG [Member]	Apr. 19, 2013 Predecessor [Member]	Jul. 31, 2012 Predecessor [Member]
Cash flows from operating activities
Net income (loss)	$ (7,274,477)	$ (7,216,166)	$ (2,553,556)	$ 1,347,738
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Change in warrant liability	3,920,000	2,733,334
Non-cash stock issuance		2,200,000
Cancellation of non-cash stock issuance		(1,200,000)
Interest capitalized as debt	60,000
Depreciation and amortization	1,292,276	8,139	140,293	651,362
Deferred tax provision (benefit)			(12,294)	(88,087)
Other non-cash expense (income), net			(2,054)	(4,590)
Changes in operating assets and liabilities:
Accounts receivable	(4,412,699)	(335,961)	2,846,332	936,316
Inventory	(74,919)		(488,722)	747,248
Other current assets	211,440	(38,929)	(154,529)	76,503
Other assets, net	(1,073)		12,572	38,241
Accounts payable	1,708,576	45,078	(2,978,808)	(1,034,332)
Accrued liabilities	362,830	(358,726)	(765,937)	136,008
Deferred revenue	330,532		(372,579)	(55,387)
Net cash (used in) provided by operating activities	(3,877,514)	(4,163,231)	(4,329,282)	2,751,020
Cash flows from investing activities
Purchases of property and equipment	(172,244)		(86,470)	(205,272)
Net cash used in investing activities	(381,323)	(64,486,749)	(86,470)	(205,272)
Cash flows from financing activities
Proceeds from Trust Account		80,010,661
Payment for public shares tendered		(45,512,280)
Proceeds from debt		34,000,000
Proceeds from stock issuance		5,000,000
Proceeds from sponsor notes payable		635,000
Payment of sponsor note payable		(295,000)
Payment of stockholder note payable		(200,000)
Loan origination fees		(980,000)
Repayments of debt	(600,000)
Net cash (used in) provided by financing activities	(600,000)	72,658,381
Effect of exchange rate changes on cash	13,157		(121,144)	49,450
Net increase (decrease) in cash and cash equivalents	(4,845,680)	4,008,401	(4,536,896)	2,595,198
Cash and cash equivalents, beginning of period	10,824,943	1,150,269	10,203,169	3,836,691
Cash and cash equivalents, end of period	5,979,263	5,158,670	5,666,273	6,431,889
Supplemental disclosures of cash flow information:
Cash paid during the year for interest			2,053	7,236
Cash paid during the year for income taxes			150,000	234,000
Deferred Underwriters’ fees		$ 500,000